CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 169,380	$ 16,312	$ 9,139
Accounts receivable, net	643,995	27,476	32,381
Inventories, net	249,466	256,714	515,014
Current portion of notes receivable, net of allowance
Prepaid inventory		51,988	14,776
Total Current Assets	1,062,841	352,490	571,310
Property and equipment, net	27,509	33,650	54,819
Intangible assets, net	204,612
Deposits	1,864,688		5,000
Total Assets	3,159,650	386,140	631,129
Current Liabilities:
Accounts payable and accrued expenses	1,969,690	377,376	170,200
Note payable	1,542,780	364,306	250,000
Loans from Related Party	102,500	104,998	150,000
Due to officers			500
Derivative liability	705,000
Total Current Liabilities	4,319,970	846,680	570,700
Stockholders' Equity
Preferred stock, Convertible Series A, Par value $0.001;authorized and issued 100 shares as of June 30, 2013 and December 31, 2012 respectively
Preferred stock, Convertible Series B, Par value $0.001;authorized 24,999,900 shares; issued and outstanding 14,750,000 shares as of June 30, 2013 and December 31, 2012, respectively	14,750	14,750	12,750
Common stock, Par value $0.001; authorized 350,000,000 shares; issued 88,778,950 and 82,371,853 shares as of June 30, 2013 and Decemebr 31, 2012, respectively	88,779	82,372	33,849
Additional Paid in Capital	9,837,764	8,131,305	2,866,428
Common stock subscribed	212,500
Accumulated Deficit	(11,314,113)	(8,688,967)	(2,852,598)
Total Stockholders' Equity	(1,160,320)	(460,540)	60,429
Total Liabilities and Stockholders' Equity	$ 3,159,650	$ 386,140	$ 631,129